RELATED PARTY INFORMATION - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
EXOR N.V.
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.10%
IVECO-OTO MELARA Societa Consortile
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 152	$ 255
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 247